Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12 - SHAREHOLDERS’ EQUITY:

a.	Share capital

Each holder of the Company’s ordinary shares, par value NIS 0.01 per share, is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	December 31, 2022		December 31, 2021
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	55,094,237	100,000,000	51,791,441
Total	100,000,000	55,094,237	100,000,000	51,791,441

On January 2, 2022, the Company issued 2,953 RSUs to its Chief Executive Officer for services rendered prior to 2022.

On January 19, 2022, the Company issued 89,286 shares to the former shareholders of Nanox AI due to partial achievement of a milestone that occurred post-closing.

On December 29, 2022, the Company entered into a settlement with respect to any additional amount that could be granted under the Agreement, according to which the Company issued Nanox AI’s former shareholders an additional 2,648,424 ordinary shares (representing additional consideration of approximately $18,617 thousand). As a result of the settlement, both parties’ performance obligations under the Agreement have been satisfied in full.

b.	Share based compensation

Share based compensation

On September 3, 2019, the Company’s board of directors resolved to adopt an equity incentive plan (the “Plan”). Based on such Plan, each option will be exercisable for one ordinary share of the Company and will become exercisable at such terms and during such periods, as the Company’s board of directors shall determine. Pursuant to the Plan (and further increase of option pool approved by the Company’s board of directors), 8,041,936 ordinary shares of NIS 0.01 par value of the Company are reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants.

As of December 31, 2022, there were 1,504,472 ordinary shares reserved for the equity incentive plan. The Company’s board of directors also approved the Plan for the purpose of selecting the capital gains tax track, under Section 102 of the Israeli Income Tax Ordinance, for options granted to the Company’s Israeli employees.

As of December 31, 2022, there is an unrecognized share-based compensation expense of $17,061 thousand to be recognized over the average remaining vesting period of 2.44 years.

Share-based compensation to non-employees

The following table summarizes share-based awards to non-employees for the period ended December 31, 2022:

	Year ended December 31, 2022
	Number of	Weighted
	share-based	average
	payment	exercise
	awards	price
Outstanding at beginning of year	2,324,243	$6.17
Changes during the year:
Granted	20,000	17.63
Exercised	(423,702)	2.08
Forfeited	(82,469)	11.86
Expired	-	-
Cancelled	-	-
Outstanding at end of year	1,838,072	8.77
Aggregate intrinsic value	7,669
Exercisable at end of year	1,582,254	11.23
Aggregate intrinsic value	7,235

The fair value of each granted award is estimated at the date of grant using the Black-Scholes option-pricing model. The assumptions used for the year ended December 31, 2022 and year ended at December 31, 2021 are as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Dividend yield	0	0
Expected volatility	52.37-52.75%	50.27% - 52.71%
Risk-free interest rate	3.45-3.51%	0.66% - 1.61%
Expected term (years)	10	10

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms. The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees, the expected term is equal to the option’s contractual life).

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2022:

December 31, 2022
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)

$2.21	1,483,416	7.71	1,399,414	7.75
$16.00	156,484	5.96	101,410	5.21
$17.63	20,000	9.81	-	-
$23.19	21,000	8.78	5,250	8.78
$23.84	30,000	8.88	7,500	8.88
$30.93	20,000	7.81	20,000	7.81
$40.21	7,172	8.19	4,930	8.19
$49.68	100,000	8.05	43,750	8.05

Share-based compensation to employees, officers and directors

During 2022, the Company granted to certain employees, officers and directors awards to purchase 1,266,803 of the Company’s ordinary shares for an average exercise price of $19.00. Most of the awards agreement term is 10 years unless the agreement is terminated with 3 or 4 years vesting period with a one-year cliff.

	Year ended
	December 31, 2022
	Number of	Weighted
	share-based	average
	payment awards	exercise price
Outstanding at beginning of year	2,760,930	$15.85
Changes during the year:
Granted	1,266,803	$19.00
Exercised	(141,384)	1.18
Forfeited	(608,511)	22.20
Expired	-	-
Cancelled	-	-
Outstanding at end of year	3,277,838	$18.79
Aggregate intrinsic value	$5,660
Exercisable at end of year	1,364,777	$9.51
Aggregate intrinsic value	$5,221

The fair value of each granted award is estimated at the date of grant using the Black-Scholes option-pricing model. The assumptions used as of December 31, 2022 and 2021 are as follows:

	2022	2021
Dividend yield	0	0
Expected volatility	50.75% - 52.69%	50.27%-51.84%
Risk-free interest rate	1.52% - 4.34%	0.66%-1.61%
Expected term (years)	5.52-10	6.25

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms. The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods. The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2022 and 2021:

December 31, 2022
Awards outstanding				Awards exercisable
	Number of		Weighted	Number of	Weighted
	awards		average	awards	average
	outstanding		remaining	exercisable	remaining
Exercise	at end of		contractual	at end of	contractual
price	year		life (years)	year	life (years)
$0.00-0.01	28,952	*)	-	19,219	-
$2.21	1,053,594		6.95	982,445	6.94
$16.00	110,999		8.45	43,967	7.07
$17.63	897,265		9.63	20,738	9.4
$23.19	189,000		8.78	47,250	8.78
$23.42	16,000		8.77	4,000	8.77
$23.84	625,943		9.06	112,310	8.89
$23.86	69,400		8.75	17,350	8.75
$24.97	21,900		8.42	8,919	8.42
$28.96	18,875		7.85	18,875	7.85
$30.66	34,000		8.53	10,623	8.53
$36.74	3,000		7.93	1,500	7.93
$40.21	37,900		8.19	16,579	8.19
$49.68	133,000		8.05	43,750	8.05
$59.2	13,000		8.17	6,312	8.15
$64.61	25,010		8.12	10,940	8.12

*)	Including 22,778 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 3,221 RSUs that were issued in consideration for services.

3)	Share-based compensation expenses

	Year Ended December 31,
	2022	2021	2020
	(U.S. dollars in thousands)
Cost of revenue	99	51	-
Research and development	4,806	3,248	3,384
Sales and Marketing (*)	997	2,442	9,252
General and administrative	12,721	13,065	12,145

	18,623	18,806	24,781

(*)

On October 26, 2020, the Company entered into an amendment to a business development agreement (“the BD Agreement”) dated February 4, 2020 with two service providers pursuant to which the Company paid an aggregate one-time payment of $400 thousand plus VAT and issued to them warrants to purchase an aggregate of 650,000 ordinary shares at an exercise price of $18 per share with a graded vesting ending 10 weeks following the grant date (subject to a standard cashless exercise provision) and expiration date of November 8, 2024. As a result, the Company recorded an expense of $6.1 million for the warrants granted. The service providers waived any and all past, present and future compensation to which they are or may be entitled pursuant to the BD Agreement and all activities undertaken on behalf of the Company, including the right to a percentage from future revenues from any of the Company’s systems and the issuance of warrants.